Schedule II — Condensed Financial Information of Registrant - Statement of Income (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Gross written premiums	$ 175,539,000		$ 116,742,000		$ 313,971,000	$ 212,448,000	$ 507,688,000	$ 356,948,000
Ceded written premiums	(63,486,000)		(40,310,000)		(111,066,000)	(72,059,000)	(173,016,000)	(111,834,000)
Net written premiums	112,053,000		76,432,000		202,905,000	140,389,000	334,672,000	245,114,000
Change in net unearned premiums	(21,966,000)		(15,058,000)		(29,838,000)	(23,353,000)	(70,770,000)	(62,251,000)
Net earned premiums	90,087,000		61,374,000		173,067,000	117,036,000	263,902,000	182,863,000
Net investment income	8,777,000		4,048,000		16,437,000	7,401,000	19,371,000	4,725,000
Net realized investment gains	1,900		0		1,900	0	0	0
Other insurance-related income	32,000		31,000		63,000	63,000	125,000	14,000
Total revenues	98,898,000		65,453,000		189,569,000	124,500,000	283,398,000	187,602,000
Expenses
Net losses and loss adjustment expenses	59,018,000		37,409,000		113,338,000	70,868,000	166,282,000	111,761,000
Net acquisition costs	7,582,000		4,960,000		14,104,000	9,531,000	20,935,000	15,194,000
Operating expenses	22,855,000		14,616,000		43,377,000	29,080,000	63,456,000	45,986,000
Total expenses	91,488,000		56,993,000		173,103,000	109,460,000	251,283,000	172,941,000
Income before income taxes	7,410,000		8,460,000		16,466,000	15,040,000	32,115,000	14,661,000
Income tax expense	(1,877,000)		(1,905,000)		(3,921,000)	(3,485,000)	(7,068,000)	(3,405,000)
Net income	5,533,000	$ 7,012,000	6,555,000	$ 5,000,000	12,545,000	11,555,000	25,047,000	11,256,000
Other comprehensive income
Change in unrealized gain (loss) on investments	(21,000)		(2,718,000)		(937,000)	446,000	5,317,000	(15,975,000)
Total comprehensive income	$ 5,512,000		$ 3,837,000		$ 11,608,000	$ 12,001,000	30,364,000	(4,719,000)
Parent Company
Revenues
Gross written premiums							0	0
Ceded written premiums							0	0
Net written premiums							0	0
Change in net unearned premiums							0	0
Net earned premiums							0	0
Net investment income							0	0
Net realized investment gains							0	0
Other insurance-related income							0	0
Total revenues							0	0
Expenses
Net losses and loss adjustment expenses							0	0
Net acquisition costs							0	0
Operating expenses							0	0
Total expenses							0	0
Income before income taxes							0	0
Income tax expense							0	0
Income before net income of subsidiaries							0	0
Net income of subsidiaries							25,047,000	11,256,000
Net income							25,047,000	11,256,000
Other comprehensive income
Change in unrealized gain (loss) on investments							0	0
Other comprehensive income (loss) before other comprehensive loss of subsidiaries							0	0
Other comprehensive income (loss) of subsidiaries							5,317,000	(15,975,000)
Total comprehensive income							$ 30,364,000	$ (4,719,000)